Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
2024	$ 3
2025	2
2026	2
2027	4
2028	3
Thereafter	872
Total	$ 886